Expense Example - PIMCO StocksPLUS International Fund US Dollar-Hedged	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	80	249	433	966	90	281	488	1,084	95	307	537	1,197	491	736	1,000	1,753	296	606	1,042	2,254